YCG Enhanced Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Automobiles - 1.9%
Ferrari NV	22,928	$10,941,471

Broadline Retail - 4.9%
Amazon.com, Inc. (a)	126,630	28,998,270

Capital Markets - 15.8%
CME Group, Inc.	45,467	12,117,410
Moody's Corp.	74,848	38,154,517
MSCI, Inc.(c)	41,877	23,774,410
S&P Global, Inc.	34,240	18,778,586
		92,824,923

Commercial Services & Supplies - 11.4%
Copart, Inc. (a)(c)	482,780	23,564,492
Republic Services, Inc.	92,256	21,585,136
Waste Management, Inc.	96,947	21,947,832
		67,097,460

Construction Materials - 1.9%
CRH PLC(c)	35,193	3,975,050
Martin Marietta Materials, Inc.(c)	6,038	3,721,823
Vulcan Materials Co.(c)	12,275	3,573,989
		11,270,862

Financial Services - 8.6%
MasterCard, Inc. - Class A	68,896	41,013,100
Visa, Inc. - Class A	27,652	9,727,420
		50,740,520

Ground Transportation - 3.9%
Canadian National Railway Co.	115,269	11,155,734
Canadian Pacific Kansas City Ltd.	151,484	11,541,566
		22,697,300

Household Products - 2.3%
Colgate-Palmolive Co.	82,613	6,945,275
The Procter & Gamble Co.(d)	42,509	6,675,613
		13,620,888

Insurance - 8.3%
Aon PLC - Class A(d)	61,134	22,436,178
Marsh & McLennan Cos, Inc.	98,033	20,176,172
The Progressive Corp.	26,092	6,446,289
		49,058,639

Interactive Media & Services - 3.1%
Alphabet, Inc. - Class C	85,230	18,199,162

Professional Services - 2.5%
Verisk Analytics, Inc.	55,009	14,749,013

Real Estate Management & Development - 4.8%
CBRE Group, Inc. - Class A (a)	86,934	14,093,740
CoStar Group, Inc. (a)	156,574	14,011,807
		28,105,547

Software - 16.8%
Adobe, Inc. (a)	15,675	5,591,272
Fair Isaac Corp. (a)(c)	17,483	26,602,832
Intuit, Inc.	26,583	17,730,861
Microsoft Corp.	96,885	49,090,661
		99,015,626

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.(c)	81,107	18,828,179

Textiles, Apparel & Luxury Goods - 5.9%
Hermes International	11,359	27,787,205
LVMH Moet Hennessy Louis Vuitton SE	11,939	7,041,017
		34,828,222
TOTAL COMMON STOCKS (Cost $277,437,191)		560,976,082

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 3.8%	Par	Value
4.02%, 10/02/2025 (b)	3,668,000	3,655,555
4.08%, 10/09/2025 (b)	87,000	86,633
4.08%, 10/16/2025 (b)	3,000	2,985
4.09%, 10/23/2025 (b)	3,000	2,983
4.10%, 10/30/2025 (b)	215,000	213,563
4.14%, 11/06/2025 (b)	19,000	18,860
4.15%, 11/13/2025 (b)	85,000	84,309
4.19%, 11/20/2025 (b)	1,295,000	1,283,490
4.20%, 11/28/2025 (b)	33,000	32,677
4.17%, 12/04/2025 (b)	1,000	990
4.13%, 12/26/2025 (b)	59,000	58,245
4.17%, 01/02/2026 (b)	9,071,000	8,949,129
4.15%, 01/15/2026 (b)	1,232,000	1,213,959
4.13%, 01/22/2026 (b)	783,000	770,944
4.01%, 01/29/2026 (b)	79,000	77,725
3.97%, 02/05/2026 (b)	3,239,000	3,184,682
3.97%, 02/12/2026 (b)	2,419,000	2,376,681
3.90%, 02/19/2026 (b)	21,000	20,617
3.87%, 02/26/2026 (b)	70,000	68,675
TOTAL U.S. TREASURY BILLS (Cost $22,094,889)		22,102,702

TOTAL INVESTMENTS - 99.1% (Cost $299,532,080)		583,078,784
Other Assets in Excess of Liabilities - 0.9%		5,301,696
TOTAL NET ASSETS - 100.0%		$588,380,480
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of August 31, 2025.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of August 31, 2025 is $13,314,088.

YCG Enhanced Fund
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)% (a)(b)
Apple, Inc., Expiration: 11/21/2025; Exercise Price: $230.00	$(4,689,228)	(202)	$(180,790)
Copart, Inc.
Expiration: 09/19/2025; Exercise Price: $47.50	(4,153,731)	(851)	(98,716)
Expiration: 11/21/2025; Exercise Price: $45.00	(717,507)	(147)	(21,315)
Expiration: 11/21/2025; Exercise Price: $47.50	(732,150)	(150)	(33,750)
CRH PLC, Expiration: 09/19/2025; Exercise Price: $87.50	(3,557,925)	(315)	(21,263)
Fair Isaac Corp.
Expiration: 10/17/2025; Exercise Price: $1,340.00	(4,412,756)	(29)	(56,550)
Expiration: 10/17/2025; Exercise Price: $1,520.00	(2,130,296)	(14)	(122,248)
Martin Marietta Materials, Inc.
Expiration: 10/17/2025; Exercise Price: $550.00	(801,320)	(13)	(4,127)
Expiration: 10/17/2025; Exercise Price: $560.00	(1,910,840)	(31)	(12,323)
MSCI, Inc., Expiration: 09/19/2025; Exercise Price: $540.00	(3,349,548)	(59)	(16,667)
Vulcan Materials Co., Expiration: 11/21/2025; Exercise Price: $290.00	(1,164,640)	(40)	(45,400)
TOTAL WRITTEN OPTIONS (Premiums received $1,304,866)			$(613,149)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

YCG Enhanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$560,976,082	$–	$–	$560,976,082
U.S. Treasury Bills	–	22,102,702	–	22,102,702
Total Investments	$560,976,082	$22,102,702	$–	$583,078,784

Liabilities:
Investments:
Written Options	$(513,369)	$(99,780)	$–	$(613,149)
Total Investments	$(513,369)	$(99,780)	$–	$(613,149)

Refer to the Schedule of Investments for further disaggregation of investment categories.